Stockholders' Deficit (Details Textual) - USD ($)				1 Months Ended		6 Months Ended	12 Months Ended
	Feb. 06, 2016	Feb. 05, 2016	Feb. 13, 2015	Dec. 21, 2015	Nov. 30, 2015	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 17, 2016	Dec. 09, 2015	Dec. 02, 2015
Stockholders' Deficit (Textual)
Total shares authorized						100,000,000	100,000,000
Preferred stock, shares authorized						20,000,000	20,000,000
Common Stock, par value						$ 0.001	$ 0.001	$ 0.0001
Common Stock, shares authorized						90,000,000	300,000,000	300,000,000
Common Stock, shares issued						31,682,537	28,500,000	27,000,000
Number of shares sold	2,626,308	28,500,000
Convertible notes									$ 200,000		$ 100,000
Convertion preferred stock, shares					8,914
Interest Payable					$ 91,400
Proceeds from the issuance of stock	$ 2,626
Restricted stock issued during period						268,333
Stock Incentive Plan [Member]
Stockholders' Deficit (Textual)
Common Stock, shares issued										18,000,000
Series A Preferred Stock [Member]
Stockholders' Deficit (Textual)
Preferred stock, par value			$ 100.00			$ 0.001	$ 0.001
Number of shares sold		33,414.89					24,400
Convertible notes							$ 800,000
Convertion preferred stock, shares			100,000				8,914
Interest Payable							$ 91,400
Proceeds from the issuance of stock							$ 2,450,000
Accrued for liquidating damages						$ 3,318,353
Warrants associated value						$ 309,665
Conversion price						$ 0.25	$ 0.25
Dividend rate						6.00%	6.00%
Dividend, Description						Upon the occurrence of an Event of Default (as defined below) and while such Event of Default is outstanding, such dividend rate shall be increased to 15% per annum on the Series A Stated Value. At the Company's option, such dividend payments may be made in (i) cash (ii) additional shares of Series A valued at the Series A Stated Value thereof, in an amount equal to 150% of the cash dividend otherwise payable or (iii) a combination of cash and additional shares of Series A, provided there is not an existing current Event of Default on the date on which a dividend payment is payable, in which event the Holder entitled to receive such dividend may elect to receive such dividends in cash or additional shares of Series A Preferred.	Upon the occurrence of an Event of Default (as defined below) and while such Event of Default is outstanding, such dividend rate shall be increased to 15% per annum on the Series A Stated Value. At the Company's option, such dividend payments may be made in (i) cash (ii) additional shares of Series A valued at the Series A Stated Value thereof, in an amount equal to 150% of the cash dividend otherwise payable or (iii) a combination of cash and additional shares of Series A, provided there is not an existing current Event of Default on the date on which a dividend payment is payable, in which event the Holder entitled to receive such dividend may elect to receive such dividends in cash or additional shares of Series A Preferred.
Beneficial ownership by Holder and Affiliates						4.99%	4.99%
Series B Preferred Stock [Member]
Stockholders' Deficit (Textual)
Preferred stock, par value				$ 100.00		$ 0.001	$ 0.001
Number of shares sold							7,000
Convertion preferred stock, shares				20,000
Proceeds from the issuance of stock							$ 700,000
Accrued for liquidating damages						$ 667,313
Warrants associated value						$ 51,159
Conversion price						$ 0.30	$ 0.30
Dividend rate						6.00%	6.00%
Dividend, Description						Upon the occurrence of an Event of Default as defined below and while such Event of Default is outstanding, such dividend rate shall be increased to 15% per annum on the Series B Stated Value. At the Corporation's option, such dividend payments may be made in (i) cash (ii) additional shares of Series B valued at the Series B Stated Value thereof, in an amount equal to 100% of the cash dividend otherwise payable or (iii) a combination of cash and additional shares of Series B, provided there is not an existing current Event of Default on the date on which a dividend payment is payable, in which event the Holder entitled to receive such dividend may elect to receive such dividends in cash or additional shares of Series B Preferred.	Upon the occurrence of an Event of Default as defined below and while such Event of Default is outstanding, such dividend rate shall be increased to 15% per annum on the Series B Stated Value. At the Corporation's option, such dividend payments may be made in (i) cash (ii) additional shares of Series B valued at the Series B Stated Value thereof, in an amount equal to 100% of the cash dividend otherwise payable or (iii) a combination of cash and additional shares of Series B, provided there is not an existing current Event of Default on the date on which a dividend payment is payable, in which event the Holder entitled to receive such dividend may elect to receive such dividends in cash or additional shares of Series B Preferred.
Beneficial ownership by Holder and Affiliates						4.99%	4.99%
Common Stock [Member]
Stockholders' Deficit (Textual)
Compensation expense							$ 375,000	$ 720,865
Common Stock [Member] | Performance Shares [Member]
Stockholders' Deficit (Textual)
Shares awarded to employees							1,500,000	7,208,650